Intangible and tangible assets - Change in net property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of change in net property, plant and equipment
Net amount as of the beginning of the period	$ 107,101	$ 106,559	$ 108,335
Expenditures	16,478	13,699	11,647
Disposals	(3,781)	(951)	(705)
Depreciation and impairment	(12,448)	(12,275)	(13,133)
Currency translation adjustment	415	(2,236)	(1,739)
Other	1,151	2,305	2,154
Net amount as of the end of the period	108,916	107,101	106,559
Impact of impairments of assets	653	888	615
Impact of reversal of impairment of assets		1,196
Impact of changes in the consolidation scope	298
Impact of new IFRS 16 contracts	2,526	1,969	1,786
Impact of revaluation of provisions	(1,262)
Retail networks in Germany
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope	(826)
TotalEnergies EP Canada Ltd
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope	(1,134)
TotalEnergies East Africa Midstream B.V.
Analysis of change in net property, plant and equipment
Disposals		$ (508)
Canada
Analysis of change in net property, plant and equipment
Disposals	(3,220)
Gabon | Non-operated assets
Analysis of change in net property, plant and equipment
Disposals			$ (397)
Total Eren
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope	$ 2,193